Income taxes (Schedule of Reconciliation Theoretical Income Tax Expense to Actual Income Tax Expense) (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 02, 2018	Jan. 02, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss before income taxes			$ (14,610)	$ (33,379)	$ (36,061)
Statutory tax rate	23.00%	24.00%	23.00%	23.00%	23.00%	25.00%
Theoretical tax benefit			$ 3,360	$ 7,677	$ 8,294
Increase (decrease) in effective tax rate due to:
Change in valuation allowance			(2,558)	(4,872)	(5,822)
Effect of entities with different tax rates			(47)	38	(56)
Non-deductible expenses			(2,964)	(3,015)	(2,736)
Impact of different tax rate on temporary differences			(119)
Excess tax benefit on stock based compensation			2,178	4	569
Other			(50)	8	(249)
Effective income taxes			$ (200)	$ (160)